UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
General and administrative expenses	$ 398,044		$ 37,000		$ 726,995	$ 46,052	$ 304,193
Related party administrative fees	30,000		0		60,000	0
Loss from Operations	(428,044)		(37,000)		(786,995)	(46,052)	(304,193)
Interest earned on investment held in Trust Account	515,625		0		1,024,750	0	284,455
Income before income tax	87,581		(37,000)		237,755	(46,052)	(19,738)
Income taxes provision							0
Net income (loss)	$ 87,581		$ (37,000)		$ 237,755	$ (46,052)	$ (19,738)
Class A Ordinary Shares
Basic weighted average shares outstanding (in Shares)	5,750,000		0		5,750,000	0	784,091
Diluted weighted average shares outstanding (in Shares)	5,750,000		0		5,750,000	0	784,091
Basic net income loss per ordinary shares (in Dollars per share)	$ 0.07		$ 0		$ 0.14	$ 0	$ 0.46
Diluted net income loss per ordinary shares (in Dollars per share)	$ 0.07		$ 0		$ 0.14	$ 0	$ 0.46
Class A and Class B Ordinary Shares
Basic weighted average shares outstanding (in Shares)	1,634,750	[1]	1,375,000	[1]	1,634,750	907,738	1,276,543
Diluted weighted average shares outstanding (in Shares)	1,634,750	[1]	1,375,000	[1]	1,634,750	907,738	1,276,543
Basic net income loss per ordinary shares (in Dollars per share)	$ (0.19)		$ (0.03)		$ (0.36)	$ (0.05)	$ (0.3)
Diluted net income loss per ordinary shares (in Dollars per share)	$ (0.19)		$ (0.03)		$ (0.36)	$ (0.05)	$ (0.3)

[1]	Class B ordinary shares have been retroactively adjusted to reflect the forfeiture of 546,250 shares for no consideration in a share recapitalization in August 2025, resulting in the Sponsor holding an aggregate of 1,437,500 founder shares (up to 187,500 of which were subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters) (see Note 5). On November 13, 2025, the Company consummated its IPO and sold 5,750,000 Units, including 750,000 Units sold pursuant to the full exercise of the underwriters’ over-allotment option; hence, the 187,500 Class B ordinary shares are no longer subject to forfeiture.